Corporate debt (Tables)	12 Months Ended
Dec. 31, 2019
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2019 and 2018 is as follows:

	Balance as of December 31,
Non-current	2019	2018
Credit Facilities with financial entities	695,085	415,168
Total Non-current	695,085	415,168

	Balance as of December 31,
Current	2019	2018
Credit Facilities with financial entities	789	11,580
Notes and Bonds	27,917	257,325
Total Current	28,706	268,905

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of December 31, 2019 is as follows:

	2020	2021	2022	2023	2024	Subsequent years	Total
New Revolving Credit Facility	701	-	81,164	-	-	-	81,865
Note Issuance Facility	84	-	101,317	100,513	100,413	-	302,327
2017 Credit Facility	4	10,085	-	-	-	-	10,089
2019 Notes Issuance Facility	-	7,938	-	-	-	293,655	301,593
Commercial Paper	27,917	-	-	-	-	-	27,917
Total	28,706	18,023	182,481	100,513	100,413	293,655	723,791

Movement in corporate debt
The following table details the movement in Corporate debt for the year 2019, split between cash and non-cash items:

	January 1, 2019	Cash Flow	Non-cash changes	December 31, 2019
Corporate debt	684,073	6,620	33,098	723,791